Long Term Debt (Senior Secured Revolving Credit Facility) (Detail) (USD $)		12 Months Ended	0 Months Ended							3 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Jan. 29, 2014 Letter of Credit Subsequent Event	Dec. 31, 2013 Senior Secured Revolving Credit Facility	Jan. 29, 2414 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Sep. 30, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Oct. 31, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A. Subsequent Event	Jan. 29, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A. Subsequent Event	Mar. 31, 2013 Senior Secured Revolving Credit Facility Minimum	Dec. 31, 2013 Senior Secured Revolving Credit Facility Minimum	Apr. 25, 2013 Senior Secured Revolving Credit Facility Minimum Wells Fargo Bank N. A.	Jan. 29, 2014 Senior Secured Revolving Credit Facility LIBOR Minimum	Apr. 25, 2013 Senior Secured Revolving Credit Facility LIBOR Minimum	Dec. 31, 2013 Senior Secured Revolving Credit Facility LIBOR Minimum	Jan. 29, 2014 Senior Secured Revolving Credit Facility LIBOR Maximum	Apr. 25, 2013 Senior Secured Revolving Credit Facility LIBOR Maximum	Dec. 31, 2013 Senior Secured Revolving Credit Facility LIBOR Maximum	Jan. 29, 2014 Senior Secured Revolving Credit Facility Federal Funds Rate	Apr. 25, 2013 Senior Secured Revolving Credit Facility Federal Funds Rate	Dec. 31, 2013 Senior Secured Revolving Credit Facility Federal Funds Rate	Jan. 29, 2014 Senior Secured Revolving Credit Facility Eurodollar	Apr. 25, 2013 Senior Secured Revolving Credit Facility Eurodollar	Dec. 31, 2013 Senior Secured Revolving Credit Facility Eurodollar	Jan. 29, 2014 Senior Secured Revolving Credit Facility Base Rate Minimum	Apr. 25, 2013 Senior Secured Revolving Credit Facility Base Rate Minimum	Dec. 31, 2013 Senior Secured Revolving Credit Facility Base Rate Minimum	Jan. 29, 2014 Senior Secured Revolving Credit Facility Base Rate Maximum	Apr. 25, 2013 Senior Secured Revolving Credit Facility Base Rate Maximum	Dec. 31, 2013 Senior Secured Revolving Credit Facility Base Rate Maximum	Dec. 31, 2013 Senior Secured Revolving Credit Facility At the end of each fiscal quarter thereafter Minimum	Sep. 30, 2014 Senior Secured Revolving Credit Facility Letter of Credit Wells Fargo Bank N. A.	Dec. 31, 2013 Senior Secured Revolving Credit Facility Letter of Credit Wells Fargo Bank N. A.	Apr. 25, 2013 Senior Secured Revolving Credit Facility Letter of Credit Wells Fargo Bank N. A.
Line of Credit Facility [Line Items]
Maximum credit amount		$ 1,500,000,000	$ 1,500,000,000			$ 500,000,000	$ 500,000,000		$ 1,500,000,000																								$ 100,000,000	$ 10,000,000
Amount of borrowings repaid			115,000,000
Borrowing base after amendment		350,000,000	350,000,000	385,000,000		200,000,000		550,000,000	350,000,000																							100,000,000
Borrowings outstanding	55,900,000					115,000,000																										66,800,000	22,500,000
Availability under revolving credit facility				$ 318,200,000
Interest rate spread (percentage)													1.50%	1.75%	1.50%	2.50%	2.75%	2.50%	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	0.50%	0.75%	0.50%	1.50%	1.75%	1.50%
Percentage lien on proved oil and gas reserves												80.00%
Current ratio					1.0
Minimum interest coverage ratio					2.5
Weighted average interest rate		2.39%
Current ratio										75.00%																					100.00%
Interest coverage ratio											250.00%
Discount factor used in calculating present value of oil and gas reserves		10.00%
Asset coverage ratio											150.00%
Maturity period		5 years
Period prior to maturity of second lien term loan facility		180 days